SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS	12 Months Ended
Dec. 31, 2023
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS

22.SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS

In 2022, the Remuneration Committee of the Board (“Committee”) approved the 2022 Equity Incentive Plan (“the Plan”). Under the Plan, the Committee, at its discretion, may issue awards, including share awards, stock options, stock appreciation rights (“SARs”), restricted stock units, performance awards and American Depository Shares to any employee of the Group. The exercise price of stock options and the base price of SARs may not be less than the market price of the underlying shares on the date of grant. Stock options and SARs may have an exercise period up to ten years after the grant date.

The following table summarizes share-based compensation expense for the years ended December 31, 2023 and 2022:

	2023	2022
Stock options and warrants	3,332	6,096
Restricted stock units	287	—
Performance stock units	273	—
	3,892	6,096

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2023	18,698	0.78
Granted	659	0.13
Exercised	—	—
Lapsed	(8,329)	0.67
Outstanding at 31 December 2023	11,028	0.83
Exercisable at 31 December 2023	7,904	0.89

	Number of	Weighted
	options and	average exercise
	warrants ‘000	price £
At 1 January 2022	17,689	0.81
Granted	5,220	0.50
Exercised	(1,593)	0.07
Lapsed	(2,618)	0.89
Outstanding at 31 December 2022	18,698	0.78
Exercisable at 31 December 2022	11,345	0.61

The weighted average remaining contractual life of options and warrants as at 31 December 2023 is 83 months (2022 -93 months). If the exercisable shares had been exercised on 31 December 2023 this would have represented 1.5% (2022 – 2.3%) of the enlarged share capital.

At the grant date, the fair value of the options and warrants prior to the listing date was the net asset value and post listing determined using the Black-Scholes option pricing model. Volatility was calculated based on data from comparable listed technology start-up companies, with an appropriate discount applied due to being an unlisted entity at grant date. Risk free interest has been based on UK Government Gilt rates for an equivalent term. The inputs into the Black-Scholes model are as follows:

	2023	2022
Grant date share price £	0.14	0.94 - 1.57
Exercise price £	0.13	0.94 - 1.57
Volatility	187%	91 – 169%
Life	10 years	5 – 10 years
Risk free rate	3.4%	1.6 - 3.6%
Dividend yield	0%	0%

Restricted Stock Units

In 2023, the Committee approved the grant of RSUs to employees. The RSUs vest quarterly beginning the sixth month after the grant date over a three-year period. The weighted average remaining vesting period is the period to the last vesting date.

	2023
			Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price £	Period (months)
Outstanding at beginning of period	—	—	—
Granted during the period	12,041,192	0.13	—
Vested during the period	(3,617,136)	0.13	—
Forfeited during the period	(1,424,239)	0.13	—
Outstanding at the end of period	6,999,817	0.12	28

Performance Stock Units (American Depository Shares)

In 2023, the Committee approved the grant of PSUs for the American Depository Shares to the CEO of the Group. The PSUs vest annually over a three-year period. The annual vesting amount may vary from 25%-100%. The weighted average remaining vesting period assumes the last vesting date is the latest vesting date possible.

2023
Weighted Average
	Number of	Weighted Average	Remaining Vesting
	Awards	Grant Date Price $	Period (months)
Outstanding at beginning of the period	—	—	—
Granted during the period	2,850,000	1.15	—
Vested during the period	—	—	—
Forfeited during the period	—	—	—
Outstanding at the end of the period	2,850,000	1.15	35